                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237


EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors LLC,
                                        2020 Calamos Court,
                                        Naperville, Illinois
                                        60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:   (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2006

DATE OF REPORTING PERIOD: September 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS September 30, 2006 (UNAUDITED)

                           GROWTH AND INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                            -----------
CONVERTIBLE BONDS (43.9%)
                      CONSUMER DISCRETIONARY (5.6%)
                      Carnival Corp.
$ 340,000             0.000%, 10/24/21                               $  269,875
   50,000             2.000%, 04/15/21/\                                 62,125
  250,000             General Motors Corp.
                      6.250%, 07/15/33                                  229,700
  400,000             International Game Technology
                      0.000%, 01/29/33                                  355,000
   85,000             Lamar Advertising Company/\
                      2.875%, 12/31/10                                  100,937
  500,000             Liberty Media Corp. (Time Warner)[]
                      0.750%, 03/30/23                                  553,125
   55,000             Priceline.com, Inc.*/\
                      0.750%, 09/30/13                                   58,575
  380,000             Walt Disney Company/\
                      2.125%, 04/15/23                                  429,400
                                                                     ----------
                                                                      2,058,737
                                                                     ----------
                      ENERGY (6.3%)
                      Grey Wolf, Inc.
  140,000             3.750%, 05/07/23                                  163,800
   50,000             5.458%, 04/01/24++                                 64,705
  170,000             Halliburton Company
                      3.125%, 07/15/23                                  268,600
  165,000             Helix Energy Solutions Group*
                      3.250%, 12/15/25                                  221,513
  540,000             Nabors Industries, Inc./\
                      0.000%, 06/15/23                                  565,650
  225,000             Schlumberger, Ltd./\
                      2.125%, 06/01/23                                  366,187
  125,000             Veritas DGC, Inc.*++
                      4.640%, 03/15/24                                  347,350
  325,000             Wachovia Corp. (Halliburton, Nabors
                      Industries, Amerada Hess)[]
                      0.250%, 12/15/10                                  305,500
                                                                     ----------
                                                                      2,303,305
                                                                     ----------
                      FINANCIALS (7.2%)
  330,000             Bank of America Corp.
                      (NASDAQ 100)[]
                      0.250%, 01/26/10                                  340,098
                      HCC Insurance Holdings, Inc.
   75,000             1.300%, 04/01/23                                  109,406
   70,000             2.000%, 09/01/21                                  108,588
  420,000             Host Marriott Corp.*
                      3.250%, 04/15/24                                  588,525
  910,000             Merrill Lynch & Company, Inc.
                      0.000%, 03/13/32                                1,067,976
  450,000             Travelers Property Casualty Corp.
                      4.500%, 04/15/32                                  443,160
                                                                     ----------
                                                                      2,657,753
                                                                     ----------
                      HEALTH CARE (6.8%)
  780,000             Amgen, Inc./\
                      0.000%, 03/01/32                                  585,975
  275,000             Emdeon Corp./\
                      1.750%, 06/15/23                                  263,312
                      Gilead Sciences, Inc.*/\
$ 400,000             0.500%, 05/01/11                                  426,000
  150,000             Greatbatch, Inc.
                      2.250%, 06/15/13                                  134,813
  150,000             Henry Schein, Inc.
                      3.000%, 08/15/34                                  186,375
                      Teva Pharmaceutical
                      Industries, Ltd./\
  380,000             0.250%, 02/01/24                                  413,725
  150,000             0.500%, 02/01/24                                  158,812
  160,000             Valeant Pharmaceuticals
                      International
                      4.000%, 11/15/13                                  151,000
  160,000             Wyeth++
                      5.109%, 01/15/24                                  175,104
                                                                     ----------
                                                                      2,495,116
                                                                     ----------
                      INDUSTRIALS (5.3%)
  150,000             AGCO Corp./\
                      1.750%, 12/31/33                                  195,188
  230,000             Armor Holdings, Inc.
                      2.000%, 11/01/24                                  285,488
  200,000             CSX Corp.
                      0.000%, 10/30/21                                  238,500
  445,000             L-3 Communications Holdings*/\
                      3.000%, 08/01/35                                  455,012
  335,000             Lockheed Martin Corp.++
                      5.155%, 08/15/33                                  425,818
  430,000             Roper Industries, Inc.
                      1.481%, 01/15/34                                  255,313
  100,000             Trinity Industries, Inc.
                      3.875%, 06/01/36                                   96,500
                                                                     ----------
                                                                      1,951,819
                                                                     ----------
                      INFORMATION TECHNOLOGY (10.9%)
  200,000             Ciena Corp./\
                      0.250%, 05/01/13                                  181,000
  150,000             Coherent, Inc.*/\
                      2.750%, 03/01/11                                  169,687
  265,000             CommScope, Inc./\
                      1.000%, 03/15/24                                  420,025
  110,000             CSG Systems International, Inc.*
                      2.500%, 06/15/24                                  124,025
  110,000             Digital River, Inc./\
                      1.250%, 01/01/24                                  144,238
  140,000             DST Systems, Inc.
                      4.125%, 08/15/23                                  193,550
  220,000             Flextronics International Ltd./\
                      1.000%, 08/01/10                                  226,325
  150,000             Informatica Corp.*
                      3.000%, 03/15/26                                  153,563
   50,000             M-Systems Flash Disk Pioneers, Ltd.*
                      1.000%, 03/15/35                                   74,813
   70,000             Macrovision Corp.*/\
                      2.625%, 08/15/11                                   77,263
  130,000             Mentor Graphics Corp.*
                      6.250%, 03/01/26                                  150,475
  280,000             ON Semiconductor Corp.
                      0.000%, 04/15/24                                  248,500


                See accompanying notes to Schedule of Investments

                           GROWTH AND INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
---------                                                                    -----------
$ 170,000             Red Hat, Inc.
                      0.500%, 01/15/24                                       $  178,712
  225,000             RF Micro Devices, Inc.
                      1.500%, 07/01/10                                          261,281
  230,000             Sandisk Corp./\
                      1.000%, 05/15/13                                          220,225
  365,000             Sybase, Inc.*
                      1.750%, 02/22/25                                          405,150
  630,000             Symantec Corp.*
                      0.750%, 06/15/11                                          769,387
                                                                             ----------
                                                                              3,998,219
                                                                             ----------
                      TELECOMMUNICATION SERVICES (1.8%)
  260,000             Qwest Communications
                      International, Inc./\
                      3.500%, 11/15/25                                          424,450
  200,000             Time Warner Telecom, Inc./\
                      2.375%, 04/01/26                                          248,500
                                                                             ----------
                                                                                672,950
                                                                             ----------
                     TOTAL CONVERTIBLE
                     BONDS
                     (Cost $14,657,761)                                      16,137,899
                                                                             ----------


NUMBER OF
 SHARES                                                                         VALUE
---------                                                                    -----------
CONVERTIBLE PREFERRED STOCKS (5.5%)
                      ENERGY (1.1%)
    3,000             Bristow Group, Inc.
                      5.500%                                                    147,150
      500             Chesapeake Energy Corp.*
                      5.000%                                                     64,750
    2,000             Hess Corp.
                      7.000%                                                    208,120
                                                                             ----------
                                                                                420,020
                                                                             ----------
                      FINANCIALS (4.4%)
   12,200             E*TRADE Financial, Corp.
                      6.125%                                                    379,664
      160             Fortis, NV (Assurant)*[]
                      7.750%                                                    224,160
    2,400             Hartford Financial Services
                      Group, Inc.
                      6.000%                                                    182,568
   14,200             MetLife, Inc.
                      6.000%                                                    421,882
    3,400             Morgan Stanley (Nuveen
                      Investments)[]
                      5.875%                                                    154,462
    4,400             Washington Mutual, Inc.
                      5.375%                                                    245,036
                                                                             ----------
                                                                              1,607,772
                                                                             ----------
                      TOTAL CONVERTIBLE PREFERRED STOCKS
                      (Cost $1,750,440)                                       2,027,792
                                                                             ----------

COMMON STOCKS (50.3%)

                      CONSUMER DISCRETIONARY (10.7%)
    6,000             Garmin, Ltd.                                              292,680
    8,700             Harley-Davidson, Inc.                                     545,925
   20,000             Home Depot, Inc.                                          725,400
    6,000             International Game                                     $  249,000
                      Technology
    2,800             ITT Educational Services,                                 185,640
                      Inc.#/\
   31,000             News Corp.                                                639,840
    2,500             Nike, Inc./\                                              219,050
   12,620             Starbucks Corp.#/\                                        429,711
    8,000             Toll Brothers, Inc.#/\                                    224,640
   14,000             Walt Disney Company                                       432,740
                                                                             ----------
                                                                              3,944,626
                                                                             ----------
                      CONSUMER STAPLES (2.9%)
    8,000             Coca-Cola Company                                         357,440
   10,700             PepsiCo, Inc.                                             698,282
                                                                             ----------
                                                                              1,055,722
                                                                             ----------
                      ENERGY (1.3%)
    9,117             Valero Energy Corp.                                       469,252
                                                                             ----------
                      FINANCIALS (5.9%)
    4,300             A.G. Edwards, Inc.                                        229,104
    5,400             Ambac Financial Group, Inc.                               446,850
    4,500             Bank of America Corp.                                     241,065
    3,200             Goldman Sachs Group, Inc.                                 541,344
    8,000             Manulife Financial Corp./\                                258,080
   10,500             Washington Mutual, Inc.                                   456,435
                                                                             ----------
                                                                              2,172,878
                                                                             ----------
                      HEALTH CARE (7.3%)
    5,000             Forest Laboratories, Inc.#                                253,050
    4,700             Gilead Sciences, Inc.#                                    322,890
   24,000             King Pharmaceuticals, Inc.#                               408,720
    7,500             Merck & Company, Inc.                                     314,250
   22,000             Pfizer, Inc.                                              623,920
   19,000             Thermo Electron, Corp.#                                   747,270
                                                                             ----------
                                                                              2,670,100
                                                                             ----------
                      INDUSTRIALS (7.4%)
    6,000             Boeing Company                                            473,100
    6,500             Danaher Corp.                                             446,355
    8,000             Dover Corp.                                               379,520
    5,400             Lockheed Martin Corp.                                     464,724
    7,000             Manpower, Inc.                                            428,890
    6,000             Raytheon Company                                          288,060
    9,000             Tyco International, Ltd.                                  251,910
                                                                             ----------
                                                                              2,732,559
                                                                             ----------
                      INFORMATION TECHNOLOGY (14.3%)
   15,000             BEA Systems, Inc.#                                        228,000
   13,000             Cisco Systems, Inc.#                                      299,000
    3,000             Cognizant Technology
                      Solutions Corp.#                                          222,180
   17,000             Dell, Inc.#                                               388,280
    8,000             eBay, Inc.#                                               226,880
   20,400             Infosys Technologies, Ltd./\                              973,692
   28,000             Microsoft Corp.                                           765,240
   12,716             Motorola, Inc.                                            317,900
   32,000             Nokia Corp.                                               630,080
   22,500             NVIDIA Corp.#/\                                           665,775
   30,000             Oracle Corp.                                              532,200
                                                                             ----------
                                                                              5,249,227
                                                                             ----------
                      MATERIALS (0.5%)
    3,725             Freeport-McMoRan Copper &
                      Gold, Inc./\                                              198,393
                                                                             ----------


                See accompanying notes to Schedule of Investments

                           GROWTH AND INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)


                      TOTAL COMMON STOCKS
                      (Cost $15,709,033)                                    $18,492,757
                                                                            -----------


PRINCIPAL
 AMOUNT                                                                       VALUE
---------                                                                   ----------
SHORT-TERM INVESTMENT (1.3%)

                      COMMERCIAL PAPER (1.3%)
$ 493,000             Citigroup, Inc.
                      5.290%, 10/02/06
                      (Cost $492,928)                                          492,928
                                                                            ----------


NUMBER OF
 SHARES                                                                       VALUE
---------                                                                   ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (22.4%)

8,258,474             Bank of New York Institutional
                      Cash Reserve Fund
                      5.415%
                      (Cost $8,258,474)                                       8,258,474
                                                                            -----------
TOTAL INVESTMENTS (123.4%)
(Cost $40,868,636)                                                           45,409,850
                                                                            -----------
PAYABLE UPON RETURN OF SECURITIES LOANED
(-22.4%)                                                                     (8,258,474)
                                                                            -----------
LIABILITIES, LESS OTHER ASSETS (-1.0%)                                         (362,670)
                                                                            -----------
NET ASSETS (100.0%)                                                         $36,788,706
                                                                            -----------


NOTES TO SCHEDULE OF INVESTMENTS

[] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another
     QIB), or the security must be registered for public sale. At September 30, 2006, the market value of l44A securities that were not subject to mandatory issuer registration obligations is $2,313,597 or 6.3% of net assets.

#    Non-income producing security.

/\   Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at September 30, 2006.


                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)


NOTE 1

PORTFOLIO VALUATION. Calamos Advisors LLC (the "Advisor") values the Calamos Growth and Income Portfolio's (the "Portfolio") portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Portfolio determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

Securities that are principally traded in a foreign market are valued as of the last current sale price at the time as of which the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Portfolio also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of September 30, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at September 30, 2006 was as follows:

Cost basis of investments                                              $41,150,432
                                                                       -----------
Gross unrealized appreciation                                            4,565,602
Gross unrealized depreciation                                             (306,184)
                                                                       -----------
Net unrealized appreciation (depreciation)                             $ 4,259,418
                                                                       -----------


NOTE 3

SECURITIES LENDING. During the nine-month period ended September 30, 2006 the Portfolio loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities under certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Advisor and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At September 30, 2006 the Portfolio had securities valued at $8,042,270 that were on loan to broker-dealers and banks and $8,258,474 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Certification of Principal Executive Officer.

     (b)  Certification of Principal Financial Officer.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: October 31, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ------------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: October 31, 2006


By: /s/ Patrick H. Dudasik
    ------------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: October 31, 2006